Financial Instrument Risk Management - Debt Securities by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of external credit grades [line items]
Financial assets	$ 173,735	$ 168,785
Debt securities | Credit risk
Disclosure of external credit grades [line items]
Financial assets	88,727	89,089
Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	18,105	17,604
Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	13,012	13,456
Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	33,266	33,412
Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	23,194	23,294
Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	1,150	1,323
Fair value through profit or loss | Debt securities | Credit risk
Disclosure of external credit grades [line items]
Financial assets	75,998	77,834
Fair value through profit or loss | Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	12,811	12,794
Fair value through profit or loss | Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	11,510	11,870
Fair value through profit or loss | Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	29,984	30,812
Fair value through profit or loss | Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	20,710	21,203
Fair value through profit or loss | Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	983	1,155
Available- for-sale | Debt securities | Credit risk
Disclosure of external credit grades [line items]
Financial assets	12,729	11,255
Available- for-sale | Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	5,294	4,810
Available- for-sale | Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	1,502	1,586
Available- for-sale | Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	3,282	2,600
Available- for-sale | Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	2,484	2,091
Available- for-sale | Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	$ 167	$ 168